Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended			120 Months Ended
	Aug. 16, 2021 USD ($) shares	Nov. 17, 2020 shares	Jan. 31, 2021 shares	Dec. 31, 2022	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jan. 01, 2032	Aug. 15, 2021 USD ($)	Jun. 28, 2021 shares	Jan. 01, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | plan					3
Options granted (in shares)					0
Percentage vested	25.00%
Repurchase of stock options | $					$ 1,500	$ 0
Weighted-average grant date fair value of options granted (in dollars per share) | $ / shares					$ 0	$ 0.95
Unrecognized compensation expense for stock option grants | $					$ 7,637
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional share authorized (in shares)			1,153,448
Total shares authorized (in shares)										33,121,391
Repurchase of stock options | $	$ 1,500
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	15,440,430
2021 Plan | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase, percentage of outstanding stock maximum				5.00%			3.00%
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition					2 years 1 month 13 days
Options | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Options to be repurchased (in shares)									542,615
Value of options authorized to be repurchased | $								$ 1,500
Options | 2016 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Options | 2016 Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Options | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Options | 2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					7,913,760
Fair value of awards that vested | $					$ 3,014
Unrecognized compensation expense, period for recognition					3 years 5 months 12 days
Unrecognized compensation expense for RSU's | $					$ 28,059
RSUs | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					1,741,689
RSUs | 2016 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
RSUs | 2016 Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
RSUs | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					6,172,071
RSUs | 2021 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Vesting period					3 years
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense for stock option grants | $					$ 3,376
Chief Financial Officer | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		3,262,744
Chief Financial Officer | Options | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Chief Financial Officer | Options | 2016 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Chief Financial Officer | Options | 2016 Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years